Amounts Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Amounts Payable And Accrued Liabilities
Amounts payable	$ 5,572	$ 1,748
Accrued liabilities	2,348	3,515
Total Amount Payables and Accrued Liabilities	$ 7,920	$ 5,263